Principal Accounting Policies (Goodwill) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Goodwill impairment	$ 0	0	30,772	0